CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

4     CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

A reconciliation of cash and cash equivalents and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows is as follows:

	As of December 31,
	2024	2025

Cash and cash equivalents	7,867,659	14,305,958
Restricted cash - current assets	67,419	130,295
Restricted cash - non-current assets	158,452	4,774

Total cash and cash equivalents and restricted cash of continuing operations shown in the consolidated statements of cash flows	8,093,530	14,441,027